Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Prospectus Date	rr_ProspectusDate	Dec. 30, 2017
10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-07 | Fidelity Advisor® Global Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.